STOCKHOLDERS' DEFICIT - Common Stock (Details)	12 Months Ended
	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
Class A Common Stock
STOCKHOLDERS' DEFICIT
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote	1
Common stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	0	0
Class A common stock subject to possible redemption
STOCKHOLDERS' DEFICIT
Number of shares subject to redemption	1,953,422	25,000,000
Class B Common Stock
STOCKHOLDERS' DEFICIT
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote	1
Common stock, shares issued (in shares)	6,250,000	6,250,000
Common stock, shares outstanding (in shares)	6,250,000	6,250,000
Number of Class A common stock issued upon conversion of each share (in shares)	1
Ratio to be applied to the stock in the conversion	20